Commitments	12 Months Ended
Dec. 31, 2024
Commitments
Commitments

33.            COMMITMENTS

Cemig and its subsidiaries have contractual obligations and commitments not yet incurred, therefore not recognized in these financial statements, which mainly include the purchase of electricity, as shown in the table below:

	2025	2026	2027	2028	2029	2030 onwards	Total
Purchase of energy from Itaipu	1,095	1,095	1,095	1,095	1,095	19,704	25,179
Purchase of energy – auctions	4,187	4,250	4,438	4,649	4,694	60,487	82,705
Purchase of energy – ‘bilateral contracts’	320	101	20	-	-	-	441
Quotas of Angra 1 and Angra 2	383	383	385	386	385	6,839	8,761
Transport of energy from Itaipu	193	217	224	205	186	3,509	4,534
Other energy purchase contracts	6,352	5,137	4,306	2,987	2,805	23,590	45,177
Physical quota guarantees	739	660	582	582	573	10,142	13,278
Total	13,269	11,843	11,050	9,904	9,738	124,271	180,075

The payment flows for leases, loans and suppliers are presented in Explanatory Notes 17 and 20.